SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	9 Months Ended
	May 31, 2020	May 31, 2019
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ 617	$ 500
Accounts payable and other liabilities	(873)	247
Net change in non-cash working capital	$ (256)	$ 747